UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06686

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JF China Region Fund, Inc.

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(Exact name of registrant as specified in charter)

301 Bellevue Parkway

Wilmington, DE 19809

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(Address of principal executive offices) (Zip code)

CSC

Suite 3100

1133 Avenue of the Americas

New York, NY 10036

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(Name and address of agent for service)

Registrant's telephone number, including area code: 800-441-9800

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form

N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.ss.3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

JF China Region Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited)

Shares	Security Description	Value ($)

	Long-Term Investments — 98.4%
	Common Stocks — 94.5%
	China — 25.3%
	Airlines — 1.0%
1,464,000	Air China Ltd. (Hong Kong exchange)	1,013,661

	Automobiles — 0.4%
702,000	Dongfeng Motor Group Co., Ltd. (a)	382,738

	Commercial Banks — 7.4%
3,745,000	Bank of China Ltd. (a)	1,864,472
704,000	Bank of Communications Co., Ltd. (Hong Kong exchange)	723,507
4,727,000	China Construction Bank, Class H (e)	2,704,254
4,231,000	Industrial & Commercial Bank of China (a) (Hong Kong exchange)	2,371,764

		7,663,997

	Communications Equipment — 1.2%
397,000	Foxconn International Holdings Ltd. (a)	1,211,806

	Diversified Telecommunication Services — 0.5%
706,000	China Communications Corp. Ltd. (a)	477,986

	Insurance — 3.1%
1,095,000	China Life Insurance Co., Ltd. (Hong Kong exchange)	3,146,189

	Internet Software & Services — 0.7%
227,000	Tencent Holdings Ltd.	740,833

	Machinery — 0.6%
387,188	Shanghai Zhenhua Port Machinery Co., Class B	581,556

	Marine — 0.4%
404,000	COSCO Pacific Ltd.	396,580

	Metals & Mining — 1.4%
520,000	Angang Steel Co., Ltd. (Hong Kong exchange)	902,438
894,000	Hunan Non-Ferrous Metal Corp., Ltd. (a)	593,826

		1,496,264

	Miscellaneous — 0.0% (g)
1,000,000	Health Asia Medicentres (a)	-(h	)

	Multiline Retail — 1.9%
890,000	Golden Eagle Retail Group Ltd. (Hong Kong exchange)	683,433
213,500	Parkson Retail Group, Ltd. (Hong Kong exchange)	1,393,550

		2,076,983

JF China Region Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)

Shares	Security Description	Value ($)

	Oil, Gas & Consumable Fuels — 4.4%
2,022,000	China Petroleum & Chemical Corp., Class H	1,710,555
2,352,000	PetroChina Co., Ltd., Class H	2,790,432

		4,500,987

	Real Estate Management & Development — 1.8%
283,600	Guangzhou R&F Properties Co., Ltd. (Hong Kong exchange)	631,553
590,000	Shimao Property Holdings Ltd.	1,168,900

		1,800,453

	Transportation Infrastructure — 0.5%
912,000	Dalian Port PDA Co., Ltd. (a)	477,389

	Total China	25,967,422

	Hong Kong — 33.7%
	Commercial Banks — 2.0%
146,700	Hang Seng Bank Ltd.	2,084,047

	Construction Materials — 0.8%
890,000	China National Building Material Co., Ltd.	783,669

	Distribution Wholesale — 2.5%
221,500	Esprit Holdings Ltd.	2,598,128

	Distributors — 1.7%
558,600	Li & Fung Ltd.	1,755,120

	Diversified Financial Services — 2.3%
186,000	Hong Kong Exchanges and Clearing Ltd.	1,812,747
24,000	Jardine Matheson Holdings Ltd.	506,400

		2,319,147

	Electronic Equipment & Instruments — 1.1%
328,000	China Resources Enterprise	1,095,642

	Hotels Restaurants & Leisure — 0.7%
280,000	Shangri-La Asia Ltd.	693,057

	Independent Power Producers & Energy Traders — 0.7%
438,000	China Resources Power Holdings Co.	671,561

	Industrial Conglomerates — 2.5%
266,000	Hutchison Whampoa Ltd.	2,558,380

	Marine — 1.0%
1,207,000	Pacific Basin Shipping, Ltd.	1,034,991

JF China Region Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)

Shares	Security Description	Value ($)

	Multiline Retail — 0.7%
247,000	Lifestyle International Holdings Ltd.	742,881

	Paper & Forest Products — 0.7%
341,000	Nine Dragons Paper Holdings Ltd.	711,371

	Real Estate Management & Development — 10.5%
212,000	Cheung Kong Holdings Ltd.	2,683,407
970,000	China Overseas Land & Investment Ltd.	1,219,095
533,000	Hang Lung Properties Ltd.	1,490,504
282,000	Kerry Properties Ltd.	1,449,069
496,000	Shun Tak Holdings Ltd.	658,921
196,000	Sun Hung Kai Properties Ltd.	2,267,665
99,500	Swire Pacific Ltd., Class A	1,116,804

		10,885,465

	Wireless Telecommunication Services — 6.5%
740,500	China Mobile Ltd.	6,733,541

	Total Hong Kong	34,667,000

	Taiwan — 35.5
	Chemicals — 2.7%
1,428,000	Formosa Chemicals & Fibre Corp.	2,740,179

	Commercial Banks — 2.7%
1,692,000	Chang Hwa Commercial Bank (a)	1,020,047
1,291,000	Chinatrust Financial Holding Co., Ltd.	1,008,472
26,750	Standard Chartered plc	761,400

		2,789,919

	Computers & Peripherals — 1.9%
500	Asustek Computer, Inc.	1,179
93,658	Catcher Technology Co., Ltd.	735,860
108,000	Foxconn Technology Co., Ltd.	1,225,493

		1,962,532

	Construction Materials — 0.9%
987,000	Asia Cement Corp. (Taiwan)	954,430

	Electronic Equipment & Instruments — 7.7%
327,000	Delta Electronics, Inc.	1,057,325
676,784	HON HAI Precision Industry Co., Ltd.	4,540,253
441,721	Innolux Display Corp.	1,066,451
152,990	Tripod Technology Corp.	628,751
330,000	TXC Corp.	615,285

		7,908,065

	Hotels Restaurants & Leisure — 0.6%
56,434	Formosa International Hotels Corp.	627,575

	Insurance — 3.0%
1,500,895	Cathay Financial Holding Co., Ltd.	3,115,904

JF China Region Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)

Shares	Security Description	Value ($)

	Metals & Mining — 2.0%
1,824,000	China Steel Corp.	2,055,941

	Real Estate Management & Development — 0.7%
354,187	Chong Hong Construction Co.	674,295

	Semiconductors & Semiconductor Equipment — 13.3%
1,242,000	Advanced Semiconductor Engineering, Inc. (a)	1,473,120
202,080	MediaTek, Inc.	2,320,513
109,000	Richtek Technology Corp.	1,077,088
769,000	Siliconware Precision Industries Co.	1,440,771
3,257,787	Taiwan Semiconductor Manufacturing Co., Ltd.	6,684,508
817,000	Vanguard International Semiconductor Corp.	688,816

		13,684,816

	Total Taiwan	36,513,656

	Total Common Stocks (Cost $78,743,439)	97,148,078

	Investment Company — 3.9%
218,579	JF China Pioneer A-Share Fund (b) (Cost $4,000,000)	3,965,027

	Total Investments — 98.4% (Cost $82,743,439)	101,113,105
	Other Assets in Excess of Liabilities — 1.6%	1,694,842

	NET ASSETS — 100.0%	$102,807,947

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Advised by JF International Management Inc.
(e)

All or a portion of this security is a 144a or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one dollar.

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,982,157
Aggregate gross unrealized depreciation	(612,491)

Net unrealized appreciation/depreciation	$18,369,666

Federal income tax cost of investments	$82,743,439

ITEM 2. CONTROLS AND PROCEDURES.

(a)   The registrant's principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of March 31, 2007, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 3a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	JF China Region Fund, Inc.

By (Signature and Title)* /s/

   Simon Crinage, President

   (principal executive officer)

Date	May 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/

   Simon Crinage, President

   (principal executive officer)

Date	May 24, 2007

By (Signature and Title)* /s/
Michael J. James, Treasurer

     (principal financial officer)

Date	May 24, 2007

* Print the name and title of each signing officer under his or her signature.